Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Depreciation included in exploration and evaluation assets	$ 580	$ 62	$ 42,819
Employee retention allowance included in exploration and evaluation assets	0	0	9,800
Exploration and evaluation expenditures by Randgold	$ 2,619,804	$ 1,251,286	$ 250,786